As filed with the Securities and Exchange Commission on March 17, 2016
SEC File Nos. 333-29511 and 811-08261
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 53 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 55 [X]
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Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Lisa R. Lange
Chief Legal Officer and Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 17th day of March, 2016.

Madison Funds

By: /s/ Katherine L. Frank
Katherine L. Frank
President
Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date
/s/Katherine L. Frank	President and Trustee (Principal	March 17, 2016
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	March 17, 2016
Greg D. Hoppe	Officer)

*	Trustee	March 17, 2016
James R. Imhoff, Jr.

*	Trustee	March 17, 2016
Philip E. Blake

*	Trustee	March 17, 2016
Steven P. Riege

*	Trustee	March 17, 2016
Richard E. Struthers

*By: /s/ Lisa R. Lange
Lisa R. Lange
(see Exhibit q to the registration statement relating to this XBRL filing filed February 26, 2016 to be effective February 29, 2016)

*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase